Goldman Sachs Strategic Volatility Premium Fund Expense Example - Class P Shares [Member] - Goldman Sachs Strategic Volatility Premium Fund - Class P Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 929